Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of loss before income tax

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Non-PRC	(124,022)	(49,214)	(192,799)	(29,548)
PRC	(130,617)	(143,869)	(132,781)	(20,350)

	(254,639)	(193,083)	(325,580)	(49,898)

Schedule of income tax expenses

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current	—	465	2,458	377
Deferred	—	—	—	—

Income tax expenses	—	465	2,458	377

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Loss before income tax expense	(254,639)	(193,083)	(325,580)	(49,898)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(63,660)	(48,271)	(81,395)	(12,475)
Additional deduction of research and development expenses	—	(1,202)	(4,941)	(757)
Effect of different tax rates in different jurisdictions	31,006	12,303	48,200	7,388
Preferential rate	1,137	—	—	—
Statutory income/(expense)	(1,547)	(3,569)	3,546	543
Non-deductible expenses	1,138	4,595	156	24
Current and deferred tax rate differences	(1,313)	—	—	—
Change in valuation allowance	33,239	36,609	36,892	5,654
Income tax expenses	—	465	2,458	377

Schedule of components of the Company's deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for doubtful debt	9,442	7,682	1,177
Impairment of a long-term investment	—	—	—
Advertising expense	41	183	28
Additional social insurance	1,086	1,086	166
Accrued expense and other current liability	1,907	772	118
Tax losses	38,040	75,846	11,625
Less: valuation allowance	(50,516)	(85,569)	(13,114)

Deferred tax assets, net	—	—	—

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$

Balance at the beginning of year	—	3,006	461
Additions based on tax positions related to the current year	2,252	4,896	750
Additions related to prior year tax position	1,092	—	—
Decreases related to prior year tax position	(338)	(2,252)	(345)

Balance at the end of year	3,006	5,650	866